Share-Based Compensation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Apr. 24, 2014 shares	Jan. 02, 2014 shares	May 26, 2011 shares	Dec. 31, 2017 CNY (¥) Employee ¥ / shares shares	Dec. 31, 2017 USD ($) Employee $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses				¥ 73,316	$ 11,268	¥ 306,149		¥ 315,740
2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award	122,545,665
Exercised				42,548	$ 6,539
Granted | $ / shares					$ 0.78		$ 1.13
2014 Restricted Share Plan | Restricted shares with an option feature
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | $ / shares					0.78
Forfeited | $ / shares					$ 1.20
2013 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award		64,497,718
Award scheme term		10 years
2013 Incentive Scheme | Restricted shares with an option feature
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised				24,201	$ 3,720
Granted | $ / shares					$ 0.60
Unrecognized compensation costs				¥ 41,509					$ 6,380
Forfeited | $ / shares					1.27
2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award scheme term			10 years
Shares available to be granted in the future				5,226,718		4,793,807	4,793,807		5,226,718
2011 Share Award Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | $ / shares					$ 0.91		$ 1.61
Unrecognized compensation costs				¥ 4,979					$ 765
Expected period over which unamortized compensation costs is to be recognized				1 year 1 month 9 days	1 year 1 month 9 days
Forfeited | $ / shares					$ 1.23
Granted				484,000	484,000
Total fair value of vested shares				¥ 21,149	$ 3,251	¥ 120,343		301,715
2011 Share Award Scheme | Restricted shares with repurchase options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase price of vested shares | ¥ / shares				¥ 4
Redemption right liability				¥ 596	92	652
Change in fair value of redemption right recorded as share-based compensation costs				27	4
Share-based compensation expenses				¥ 33	$ 5
2011 Share Award Scheme | Restricted shares with repurchase options | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				3,000,000	3,000,000
Number of employees | Employee				2	2
Other Share Incentive Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs				¥ 436					$ 67
Expected period over which unamortized compensation costs is to be recognized				3 months 15 days	3 months 15 days
Total fair value of vested shares				¥ 7,888	$ 1,212	¥ 12,831		¥ 12,247
Other Share Incentive Awards | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | $ / shares							$ 1.62
Forfeited | $ / shares					$ 1.83
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares issued				415,250,897		410,608,263	410,608,263		415,250,897
Ordinary shares outstanding for exercised share awards				409,345,857		380,922,773	380,922,773		409,345,857
Common Class A [Member] | 2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares issued				11,542,980		3,265,470	3,265,470		11,542,980
Ordinary shares outstanding for exercised share awards				11,542,980		3,265,470	3,265,470		11,542,980
Unrecognized compensation costs				¥ 92,751					$ 14,256
Expected period over which unamortized compensation costs is to be recognized				2 years 3 months 26 days	2 years 3 months 26 days
Common Class A [Member] | 2013 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares issued				15,114,190		9,983,080	9,983,080		15,114,190
Ordinary shares outstanding for exercised share awards				15,114,190		9,983,080	9,983,080		15,114,190
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Maximum [Member] | 2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Maximum [Member] | 2013 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year 9 months 18 days	1 year 9 months 18 days
Maximum [Member] | 2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award			100,000,000
Maximum [Member] | 2011 Share Award Scheme | Restricted shares with repurchase options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period				4 years	4 years	4 years